EXHIBIT 99.1

Santander Drive Auto Receivables Trust 2012-6

Class A-1 0.30000% Asset Backed Notes

Class A-2 0.47% Asset Backed Notes

Class A-3 0.62% Asset Backed Notes

Class B 1.33% Asset Backed Notes

Class C 1.94% Asset Backed Notes

Class D 2.52% Asset Backed Notes

Class E 3.51% Asset Backed Notes

Servicer’s Certificate

This Servicer’s Certificate has been prepared pursuant to Section 4.6 of the Sale and Servicing Agreement among Santander Drive Auto Receivables Trust 2012-6, as Issuer, Santander Consumer USA Inc., as Servicer, Santander Drive Auto Receivables LLC, as Seller, and U.S. Bank, National Association as Indenture Trustee, dated as of October 10, 2012. Defined terms have the meanings assigned to them in the Sale and Servicing Agreement or in other Transaction Documents.

Collection Period Beginning:	03/01/2014
Collection Period Ending:	03/31/2014
Prev. Distribution/Close Date:	03/17/2014
Distribution Date:	04/15/2014
Days of Interest for Period:	29
Days in Collection Period:	31
Months Seasoned:	18

				Original
Purchases	Units	Cut-off Date	Closing Date	Pool Balance
Initial Purchase	132,712	09/30/2012	10/10/2012	1,694,917,935.55

Total	132,712			1,694,917,935.55

I. PRINCIPAL BALANCE CALCULATION

{1} Beginning of period aggregate Principal Balance										{1}	875,790,907.72

Monthly principal amounts
{2} Scheduled payments									{2}	15,927,055.20
{3} Prepayments received (partial and full)									{3}	13,345,964.15
{4} Repurchased Receivables									{4}	407,165.20
{5} Defaulted Receivables									{5}	9,634,687.51
{6} Cram Down Losses									{6}	23,484.48
{7} Other Receivables adjustments									{7}	—

{8} Total Principal distributable amount										{8}	39,338,356.54

{9} End of period aggregate Principal Balance										{9}	836,452,551.18

{10} Pool Factor ({9}/ Original Pool Balance)										{10}	0.493506

II. NOTE BALANCE CALCULATION

				Class A-1	Class A-2	Class A-3	Class B	Class C	Class D	Class E	Total
{11} Original Note Balance			{11}	429,500,000.00	390,850,000.00	162,700,000.00	182,210,000.00	203,390,000.00	131,350,000.00	50,850,000.00	1,550,850,000.00

{12} Beginning of period Note Balance			{12}	—	13,922,271.56	162,700,000.00	182,210,000.00	203,390,000.00	131,350,000.00	50,850,000.00	744,422,271.56
{13} First Allocation of Principal			{13}	—	—	—	—	—	—	—	—
{14} Second Allocation of Principal			{14}	—	—	—	—	—	—	—	—
{15} Third Allocation of Principal			{15}	—	—	—	—	—	—	—	—
{16} Fourth Allocation of Principal			{16}	—	—	—	—	—	—	—	—
{17} Fifth Allocation of Principal			{17}	—	—	—	—	—	—	—	—
{18} Regular Allocation of Principal			{18}	—	13,922,271.56	19,515,331.50	—	—	—	—	33,437,603.06
{19} Optional Purchase payment amount			{19}	—	—	—	—	—	—	—	—
{20} End of period Note Balance			{20}	—	—	143,184,668.50	182,210,000.00	203,390,000.00	131,350,000.00	50,850,000.00	710,984,668.50
{21} Note Pool Factors			{21}	—	—	0.880053	1.000000	1.000000	1.000000	1.000000	0.458448
{22} Principal payment per $1,000			{22}	—	35.62	119.95	—	—	—	—	21.56

III. RECONCILIATION OF COLLECTION ACCOUNT

Available Funds
{23} Scheduled principal payments received									{23}	15,927,055.20
{24} Partial and full prepayments received									{24}	13,345,964.15
{25} Liquidation Proceeds									{25}	6,267,469.04
{26} Principal on Repurchased Receivables									{26}	634,893.11
{26a} Interest on Repurchased Receivables									{26a}	4,988.41
{27} Interest collected on Receivables									{27}	11,253,564.14
{28} Other amounts received									{28}	382,748.06
{29} Reserve Account Excess Amount									{29}	—
{30} Reserve Account Draw Amount									{30}	—

{31} Total Available Funds										{31}	47,816,682.11

Distributions
{32} Indenture Trustee Fee									{32}	—
{33} Owner Trustee Fee									{33}	—

Servicing Fee

	Calculated Fee	Carryover Shortfall	Change from prior period	Total
{34}	2,189,477.27	—	—	2,189,477.27					{34}	2,189,477.27

Class A Accrued Note Interest

	Class	Beginning Note Balance	Interest Rate	Days	Days Basis	Calculated Interest
{35}	Class A-1	—	0.30000%	29	Actual/360	—			{35}	—
{36}	Class A-2	13,922,271.56	0.47%	30	30/360	5,452.89			{36}	5,452.89
{37}	Class A-3	162,700,000.00	0.62%	30	30/360	84,061.67			{37}	84,061.67

Class A Accrued Note Interest

	Class	Carryover Shortfall	Change from prior period	Carryover Shortfall per $1,000
{38}	Class A-1	—	—	—					{38}	—
{39}	Class A-2	—	—	—					{39}	—
{40}	Class A-3	—	—	—					{40}	—
{41} First Allocation of Principal									{41}	—

Class B Accrued Note Interest

	Class	Beginning Note Balance	Interest Rate	Days	Days Basis	Calculated Interest
{42}	Class B	182,210,000.00	1.33%	30	30/360	201,949.42			{42}	201,949.42

Class B Accrued Note Interest

	Class	Carryover Shortfall	Change from prior period	Carryover Shortfall per $1,000
{43}	Class B	—	—	—					{43}	—

{44} Second Allocation of Principal									{44}	—

Class C Accrued Note Interest

	Class	Beginning Note Balance	Interest Rate	Days	Days Basis	Calculated Interest
{45}	Class C	203,390,000.00	1.94%	30	30/360	328,813.83			{45}	328,813.83

Class C Accrued Note Interest
Class	Carryover Shortfall	Change from prior period	Carryover Shortfall per $1,000
{46}	Class C	—	—	—	{46}	—

{47} Third Allocation of Principal	{47}	—

Class D Accrued Note Interest

Class	Beginning Note Balance	Interest Rate	Days	Days Basis	Calculated Interest
{48}	Class D	131,350,000.00	2.52%	30	30/360	275,835.00	{48}	275,835.00

Class D Accrued Note Interest

Class	Carryover Shortfall	Change from prior period	Carryover Shortfall per $1,000
{49}	Class D	—	—	—	{49}	—

{50} Fourth Allocation of Principal	{50}	—

Class E Accrued Note Interest

Class	Beginning Note Balance	Interest Rate	Days	Days Basis	Calculated Interest
{51}	Class E	50,850,000.00	3.51%	30	30/360	148,736.25	{51}	148,736.25

Class E Accrued Note Interest

Class	Carryover Shortfall	Change from prior period	Carryover Shortfall per $1,000
{52}	Class E	—	—	—	{52}	—

{53} Fifth Allocation of Principal	{53}	—

{54} Reserve Account deposit	{54}	—
{55} Regular Allocation of Principal	{55}	33,437,603.06
{56} Distribution to Residual Interestholder	{56}	11,144,752.72

{57} Total Distribution Amount	{57}	47,816,682.11

IV. RECONCILIATION OF RESERVE ACCOUNT

{58} Beginning of period Reserve Account balance	{58}	33,898,358.71
{59} Deposit to Reserve Account	{59}	—
{60} Release from Reserve Account	{60}	—

{61} End of period Reserve Account balance	{61}	33,898,358.71

{62} Specified Reserve Account Balance (2.00% of the Pool Balance as of the Cut-Off Date)	{62}	33,898,358.71
{63} Change in Reserve Account balance from prior period	{63}	—

V. OVERCOLLATERALIZATION

Targeted Overcollateralization (greater of)
{64} (i) 15.00% of the Principal Balance of the Receivables at the end of the Collection Period and	{64}	125,467,882.68
{65} (ii) 1.50% of the Principal Balance of the Receivables as of the Cut-off Date	{65}	25,423,769.03

{66} Cumulative Net Loss Trigger	{66}	No
{67} Targeted Overcollateralization Amount in the event of a Level I Net Loss Trigger (25.00%)	{67}	209,113,137.80

{68} End of period Principal Balance of the Receivables	{68}	836,452,551.18
{69} End of period Note Balance	{69}	710,984,668.50
{70} Overcollateralization amount at the end of the Collection Period	{70}	125,467,882.68
{71} Overcollateralization% at the end of the Collection Period	{71}	15.00%

VI. STATISTICAL DATA

Original	Previous	Current
{72} Principal Balance of the Receivables	{72}	1,694,917,935.55	875,790,907.72	836,452,551.18
{73} Weighted average coupon of the Receivables	{73}	16.19%	16.42%	16.43%
{74} Weighted average original term of the Receivables	{74}	69.59	69.80	69.81
{75} Weighted average remaining term of the Receivables	{75}	57.52	50.85	50.28
{76} Number of Receivables	{76}	132,712	67,513	64,067

VII. DELINQUENCY

Units	Dollars	Percentage
Receivables with Scheduled Payment Delinquent
{77} 31-60 days	{77}	5,223	67,687,876.09	8.09%
{78} 61-90 days	{78}	1,947	24,203,999.54	2.89%
{79} over 90 days	{79}	769	9,538,972.83	1.14%
{80} Total	{80}	7,939	101,430,848.46	12.13%

VIII. REPOSSESSION INVENTORY
Units	Dollars
{81} Beginning of period Repossessed Inventory	{81}	708	11,340,235.57
{82} Vehicles Repossessed in current period	{82}	815	12,327,268.03
{83} Repossessed vehicles sold in current period	{83}	604	9,772,039.66
{84} Repossessed vehicles reinstated in current period	{84}	207	2,791,457.49
{85} Repossessed vehicle adjustment in current period	{85}	—	(3,778.28)
{86} End of period Repossessed Inventory	{86}	712	11,100,228.17

IX. CUMULATIVE NET LOSS RATIO

{87} Receivables becoming Defaulted Receivables during period	{87}	9,634,687.51
{88} Cram Down Losses occurring during period	{88}	23,484.48
{89} Liquidation Proceeds collected during period	{89}	6,267,469.04
{90} Net losses during period	{90}	3,390,702.95

{91} Net losses since Cut-off Date (end of period)	{91}	85,068,794.00
{92} Cumulative Net Loss Ratio (Net losses since the Cut-off Date / Pool Balance as of the Cut-off Date)	{92}	5.02%

No assets securitized by Santander Consumer USA Inc. (the “Securitizer”) and held by Santander Drive Auto Receivables Trust 2012-6 were the subject of a demand to repurchase or replace for breach of the representations and warranties during the monthly distribution period from March 1, 2014 to March 31, 2014. Please refer to the Form ABS-15G filed by the Securitizer on January 31, 2014 for additional information. The CIK number of the Securitizer is 0001540151.

IN WITNESS WHEREOF, the undersigned has duly executed and delivered this monthly Statement to Noteholders as dated below.

Santander Consumer USA, Inc., as Servicer

By:	/s/ Jennifer Popp
Name:	Jennifer Popp
Title:	Chief Accounting Officer
Date:	April 11, 2014